PROSPECTUS SUPPLEMENT

December 23, 2015

For

Guardian Investor IISM Variable Annuity • The Guardian Investor® Individual Variable Annuity • The Guardian Investor® Group Variable Annuity • The Guardian Investor Variable Annuity B Series® • The Guardian Investor Variable Annuity L Series® • The Guardian Investor Asset Builder® Variable Annuity • The Guardian Investor Income Access® Variable Annuity • The Guardian Investor Retirement Asset Manager® Variable Annuity • Value Guard Individual Deferred Variable Annuity • Value Guard II Individual and Group Deferred Variable Annuity • The Guardian C+C Variable Annuity • The Guardian CxC Variable Annuity

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with:

1.	the Prospectus dated May 1, 2015 for The Guardian Investor IISM Variable Annuity issued through The Guardian Separate Account R;

2.	the Prospectus dated May 1, 2015 for The Guardian Investor® Individual Variable Annuity issued through The Guardian Separate Account D;

3.	the Prospectus dated May 1, 1998 for The Guardian Investor® Group Variable Annuity issued through The Guardian Separate Account D;

4.	the Prospectus dated May 1, 2015 for The Guardian Investor Variable Annuity B Series® issued through The Guardian Separate Account R;

5.	the Prospectus dated May 1, 2015 for The Guardian Investor Variable Annuity L Series® issued through The Guardian Separate Account R;

6.	the Prospectus dated May 1, 2015 for The Guardian Investor Asset Builder® Variable Annuity issued through The Guardian Separate Account R;

7.	the Prospectus dated May 1, 2015 for The Guardian Investor Income Access® Variable Annuity issued through The Guardian Separate Account Q;

8.	the Prospectus dated May 1, 2015 for The Guardian Investor Retirement Asset Manager® Variable Annuity issued through The Guardian Separate Account E;

9.	the Prospectus dated May 1, 2000 for Value Guard Individual Deferred Variable Annuity issued through The Guardian Separate Value Line Account;

10.	the Prospectus dated May 1, 2010 for Value Guard II Individual and Group Deferred Variable Annuity issued through The Guardian Separate Account A;

11.	the Prospectus dated May 1, 2007 for The Guardian C+C Variable Annuity issued through The Guardian Separate Account F; and

12.	the Prospectus dated May 1, 2007 for The Guardian CxC Variable Annuity issued through The Guardian Separate Account F.

Each of the variable annuity products listed above offers one or more of the following funds of the RS Variable Products Trust as an underlying investment option: RS Large Cap Alpha VIP Series; RS Small Cap Growth Equity VIP Series; RS International VIP Series; RS Emerging Markets VIP Series; RS Investment Quality Bond VIP Series;

RS Low Duration Bond VIP Series; RS High Yield VIP Series; and RS S&P 500 Index VIP Series (collectively, the “RS Funds”). Subject to regulatory, boards of trustees and shareholders approvals, the following changes will take place regarding the investment management of the RS Funds.

Victory Capital Management Inc. (“Victory Capital”), a multi-boutique asset management firm, has agreed to acquire RS Investment Management Co. LLC (“RS Investments”), the investment adviser to the RS Funds. The transaction, which is expected to close by the end of the second quarter of 2016, is subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the RS Funds, described below.

RS Investments anticipates recommending to the Board of Trustees of RS Variable Products Trust that each of the RS Funds reorganize into a corresponding, newly-formed fund within the Victory family of funds with similar investment objectives, strategies, and risks (each, an “Acquiring Fund”). Victory Capital will serve as the investment adviser to each Acquiring Fund. RS Investments anticipates that each Acquiring Fund will be managed by the same investment management team as currently manages the corresponding RS Fund (whether at RS Investments or, as applicable, the relevant sub-adviser) except that RS Investments anticipates that it will recommend that RS Investment Quality Bond VIP Series and RS Low Duration Bond VIP Series reorganize into corresponding Acquiring Funds managed by INCORE Capital Management, an existing Victory Capital investment franchise, and RS S&P 500 Index VIP Series reorganize into an Acquiring Fund managed by Compass EMP, an existing Victory Capital investment franchise. The reorganizations are subject to approval by shareholders of the RS Funds and the boards of trustees of RS Variable Products Trust and Victory Variable Insurance Funds.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

PROSUPPRS1215